FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

NOTE 19 -      FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT

A. Concentrations of credit risks

Financial instruments that potentially subject the Company and its subsidiaries to concentrations of credit risk consist principally of cash and cash equivalents, accounts receivables and marketable securities.

Most of the Group’s cash and cash equivalents, deposits in short-term investments (and investments in trading marketable securities), as of December 31, 2021 and 2020, were deposited with major banks with high credit rating. The Company is of the opinion that the credit risk in respect of these balances is immaterial.

Most of the Group’s sales are made in Israel, Brazil, Argentina, Mexico, Ecuador, Colombia and the United States to a large number of customers, including insurance companies and Car manufacturers. Management periodically evaluates the collectability of the trade receivables to determine the amounts that are doubtful of collection and determine a proper allowance for doubtful accounts. Accordingly, management believes that the Group’s trade receivables do not represent a substantial concentration of credit risk.

From time to time the Company enters into foreign exchange forward contracts intended to protect against the increase in the purchase price of forecasted inventory purchases dominated in currencies other than the functional currency of the purchasing entity.

However, during the years ended December 31, 2021, and 2020 such activity was limited.

B. Foreign exchange risk management

The Group operates internationally, which gives rise to exposure to market risks mainly from changes in exchange rates of foreign currencies in relation to the functional currency of each of the entities of the Group.

During 2017 the Company entered into foreign currency forward transactions in order to protect itself against the risk that the eventual cash flows resulting from anticipated transactions (mainly purchases of inventory), denominated in currencies other than the functional currency of the purchasing entity, will be affected by changes in exchange rates. Such transactions were settled during the years 2017, 2018 and 2019.

During the years 2021 and 2020 the company did not have hedging activity, and as of December 31, 2021, and 2020 there were no material forward exchange contracts outstanding.

F - 47

ITURAN LOCATION AND CONTROL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (cont.)

NOTE 19 -      FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (cont.)

C. Fair value of financial instruments

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is an exit price, representing the amount that would be received to sell an asset or the amount that would be paid to transfer a liability in an orderly transaction between market participants.

The Company measured cash and cash equivalents, marketable securities and derivative financial instruments at fair value. Such financial instruments are measured at fair value, on a recurring basis. The measurement of cash and cash equivalents and marketable derivatives are classified within Level 1. The fair value of derivatives generally reflects the estimated amounts that the Company would receive or pay to terminate the contracts at the reporting dates, based on the prevailing currency prices and the relevant interest rates. Such measurement is classified within Level 2. However, as of December 31, 2021 and 2020, the company did not have material financial derivatives.

The fair value of the financial instruments included in the working capital of the Group (cash and cash equivalents, accounts receivable, accounts payable and other current assets and liabilities) approximates their carrying value, due to the short-term maturity of such instruments.

The fair value of the long-term liability (loans from bank institutions) approximates its fair value, as the loan carries variable interest rate.

See Note 1N regarding non-recurring measurement of the fair value of certain non-financial assets (mainly reporting units with goodwill and other definite-lite intangible assets).

The fair value of the Company's obligation to purchase non-controlling interests was based on the amount of cash that would be paid to settle the liability if settlement occurred at the balance sheet date. On September 22, 2021, the Company settled the obligation to purchase the remaining 18.7% of the shares of Ituran Spain Holdings for cash in the amount of $11.3 million. As a result, the balance of the obligation to purchase non-controlling interests was derecognized. See Note 1Y.

The Company's financial assets measured at fair value on a recurring basis, consisted of the following types of instruments as of December 31, 2021 and 2020:

	December 31, 2021
(in thousands)	Level 1	Level 2	Level 3

Trading securities	4,405	-	-
Total	4,405	-	-

	December 31, 2020
(in thousands)	Level 1	Level 2	Level 3

Trading securities	6,663	-	-
Total	6,663	-	-